Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance costs [Abstract]
Interest incurred on long-term debt (Note 15)	$ 14,924	$ 7,264	$ 8,933
Interest incurred on short-term borrowings (Note 14)	13,340	14,045	13,141
Servicing fees on factoring (Note 4)	1,298	1,563	1,738
Amortization of financing fees (Note 12)	4,455	840	1,037
Amortization of convertible notes discount (Note 15)	2,297	419	0
Bank commissions, commitment fees and other charges	6,582	8,559	8,582
Interest on lease payments (Note 22)	6	83	175
Capitalized interest (Note 8, 9 and 11)	(9,004)	(4,700)	(2,414)
Total	$ 33,898	$ 28,073	$ 31,192